SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Aug. 06, 2019	Jan. 28, 2019	Feb. 29, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 6.63	$ 3.02	$ 3.05
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options				$ 7,815
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				1 year 26 days
Stock Repurchase Program, Authorized Amount							$ 3,000
Treasury Stock, Shares				29,471,614	28,911,766
Additional Stock Repurchase Program Authorized Amount			$ 12,000		$ 130,000
Dividend payable Percent Per Share	$ 0.12	$ 0.11
Dividends Payable	$ 3,502	$ 3,218
Dividends Payable, Date to be Paid	Sep. 03, 2019	Feb. 19, 2019
Dividends Payable, Date of Record	Aug. 19, 2019	Feb. 07, 2019
Share Repurchase Program [Member]
Class of Stock [Line Items]
Treasury Stock, Shares				29,471,614
Stock Redeemed or Called During Period, Value				$ 137,868
Stock Repurchased and Retired During Period, Value				$ 8,002
Stock Repurchased and Retired During Period, Shares				559,848
Employee And Non-employee Stock Option Plan [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				1,878,993
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value				$ 9,352	$ 6,407	$ 1,562